Condensed Consolidated Statements of Changes in Stockholders’ Equity - 9 months ended Sep. 30, 2017 - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings	Total
Beginning balance, shares at Dec. 31, 2016	5,000,000
Beginning balance, amount at Dec. 31, 2016	$ 500	$ 1,976,549	$ (430,395)	$ 1,546,654
Net common stock issued in Firestorm acquisition, shares	488,094
Net common stock issued in Firestorm acquisition, amount	$ 49	976,237		976,286
Effect of stock split and contribution to Novume Solutions, Inc., shares	5,158,503
Effect of stock split and contribution to Novume Solutions, Inc., amount	$ 516	(516)		0
Net common stock issued in Brekford acquisition, shares	3,287,187
Net common stock issued in Brekford acquisition, amount	$ 329	5,850,864		5,851,193
Stock-based compensation		227,470		227,470
Issuance of warrants		295,191		295,191
Preferred stock dividends			(251,508)	(251,508)
Accretion of preferred stock		(400,616)		(400,616)
Net loss			(1,913,460)	(1,913,460)
Ending balance, shares at Sep. 30, 2017	13,933,784
Ending balance, amount at Sep. 30, 2017	$ 1,394	$ 8,925,179	$ (2,595,363)	$ 6,331,210